Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of consideration paid
Cash	$500,000
Common Stock (3,968,254 shares)	1,000,000
Fair Value of Contingent Acquisition Consideration	299,672
Less cash received	(35,000)

Fair Value of Total Consideration	$1,764,672

Schedule of estimated fair values of the assets acquired
Hyperbaric Chambers	$452,289
Medical Equipment	29,940
Computer Equipment/Software	19,739
Office Furniture & Equipment	23,052
Inventory	72,114
Leasehold Improvements	25,000
Website	41,000
Patient Management Platform Database	1,101,538

Fair Value of Identifiable Assets Acquired	$1,764,672

Schedule of the fair value of consideration paid
Cash paid at closing	$214,000
Shares issued at closing (2,240,838 shares)	201,675
Cash and shares contingent upon 2019 program year MSSP payment target	778,192
Cash contingent upon four-year earn-out	279,593
Less cash received	(49,995)

$1,423,465

Shares issued at closing (19,045,563 shares)	$2,704,470
Payment of MOD debt obligations in cash	703,200
Shares contingent upon four-year earn-out	649,108
Less cash received	(57,048)

$3,999,730

Schedule of estimated fair values of the assets acquired and liabilities
Accounts receivable	$90,197
Prepayments	15,294
ACO physician contracts	1,073,000
Goodwill	381,856
Accounts payable	(32,848)
Deferred revenue	(104,034)

Fair Value of Identifiable Assets Acquired and Liabilities Assumed	$1,423,465

Website	$3,538,000
Goodwill	766,249
Accounts payable and accruals	(160,762)
Notes payable	(90,759)
Deferred revenue	(52,998)

Fair Value of Identifiable Assets Acquired and Liabilities Assumed	$3,999,730

Schedule of pro forma consolidated income statement
2020
Revenue	$7,174,911
Net loss	$(6,399,368)